Fair Value Measurement - Schedule of Fair Value Hierarchy for Assets and Liabilities Measured (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Total Fair Value Assets and Liabilities	¥ 1,153,988,384	¥ 940,144,239
Liability-settled share-based payment to non-employee [Member]
Current liabilities
Total Fair Value Liabilities	1,265,184	1,581,448
Convertible Junior Notes [Member]
Current liabilities
Total Fair Value Liabilities	514,508,160	464,847,231
Convertible Senior Secured Notes [Member]
Current liabilities
Total Fair Value Liabilities	638,215,040
Convertible Senior Notes [Member]
Current liabilities
Total Fair Value Liabilities		473,715,560
Level 1 [Member]
Current liabilities
Total Fair Value Assets and Liabilities
Level 1 [Member] | Liability-settled share-based payment to non-employee [Member]
Current liabilities
Total Fair Value Liabilities
Level 1 [Member] | Convertible Junior Notes [Member]
Current liabilities
Total Fair Value Liabilities
Level 1 [Member] | Convertible Senior Secured Notes [Member]
Current liabilities
Total Fair Value Liabilities
Level 1 [Member] | Convertible Senior Notes [Member]
Current liabilities
Total Fair Value Liabilities
Level 2 [Member]
Current liabilities
Total Fair Value Assets and Liabilities
Level 2 [Member] | Liability-settled share-based payment to non-employee [Member]
Current liabilities
Total Fair Value Liabilities
Level 2 [Member] | Convertible Junior Notes [Member]
Current liabilities
Total Fair Value Liabilities
Level 2 [Member] | Convertible Senior Secured Notes [Member]
Current liabilities
Total Fair Value Liabilities
Level 2 [Member] | Convertible Senior Notes [Member]
Current liabilities
Total Fair Value Liabilities
Level 3 [Member]
Current liabilities
Total Fair Value Assets and Liabilities	1,153,988,384	940,144,239
Level 3 [Member] | Liability-settled share-based payment to non-employee [Member]
Current liabilities
Total Fair Value Liabilities	1,265,184	1,581,448
Level 3 [Member] | Convertible Junior Notes [Member]
Current liabilities
Total Fair Value Liabilities	514,508,160	464,847,231
Level 3 [Member] | Convertible Senior Secured Notes [Member]
Current liabilities
Total Fair Value Liabilities	¥ 638,215,040
Level 3 [Member] | Convertible Senior Notes [Member]
Current liabilities
Total Fair Value Liabilities		¥ 473,715,560